Stock-based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	4 Months Ended	6 Months Ended	8 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2018	Jul. 09, 2018	Sep. 07, 2018	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2018
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	10 years				10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value					$ 1.28
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	$ 16,200				$ 16,200
Deposit Liability, Current	$ 1,400				$ 1,400	$ 1,300
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	833,694	709,783		0	833,694
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 1.60	$ 1.66		$ 0	$ 1.60
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		709,783			73,270	52,581
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 16,243	$ 14,857		$ 0
Stock Issued During Period, Value, Issued for Services			$ 8,705
Staff Loans [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount				$ 0
Shares Issued, Price Per Share				$ 0.0001
Stock Issued During Period, Value, Issued for Services				$ 2,900
Stock Issued During Period, Shares, Issued for Services				602,861
Employee Stock Option [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount				$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number							861,116
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price							$ 2.16
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period				10,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period				0
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price				$ 4.05
Proceeds, Issuance of Shares, Share-based Payment Arrangement				$ 100
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value				$ 300
Employee Stock Option [Member] | Apax Funds Investment [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number				851,116
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price				$ 2.04
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value				$ 52,500
Incentive Securities [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 22.59			$ 13.37	$ 12.95
Shares Issued, Price Per Share	$ 0.01				0.01
C1 Ordinary Shares [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Shares Issued, Price Per Share	$ 0.21				$ 0.19